                          SUPPLEMENT DATED JUNE 9, 2006
        TO THE CURRENT STATEMENTS OF ADDITIONAL INFORMATION ("SAIS") FOR ING INVESTORS TRUST, ING PARTNERS, INC., ING VARIABLE INSURANCE TRUST,
         ING VARIABLE PRODUCTS TRUST AND ING VP NATURAL RESOURCES TRUST
                                 ("REGISTRANTS")

Effective May 25, 2006, Mr. Richard A. Wedemeyer retired from the Board of Directors/Trustees ("Board") of the ING Funds and has been removed from the Board's committees.

Effective April 28, 2006, Mr. Thomas J. McInerney resigned from the Board of the ING Funds and was removed from the Board's committees.

     Effective immediately, the SAIs for the above-named Registrants are amended as follows:

1. The information pertaining to John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Jock Patton and Roger Vincent in the table entitled "Compensation Table" under the section entitled "Compensation of Trustees" on pages 87 though 94 of the ING Investors Trust-ADV Class Shares SAI is hereby deleted and replaced with the following:

                                                          AGGREGATE COMPENSATION FROM FUND
                       ------------------------------------------------------------------------------------------------------
                       Alliance-   Capital    Capital                   Eagle
                       Bernstein   Guardian  Guardian  Disciplined      Asset               Evergreen               FMR(SM)
       NAME OF          Mid Cap   Small/Mid    U.S.     Small Cap      Capital    Equities    Health   Evergreen  Diversified
   PERSON, POSITION     Growth       Cap     Equities     Value     Appreciation  Plus (4)   Sciences    Omega      Mid Cap
   ----------------    ---------  ---------  --------  -----------  ------------  --------  ---------  ---------  -----------
JOHN V. BOYER            $2,398     $1,901    $2,352       $171        $1,038       $267       $278       $353       $1,292
TRUSTEE
J. MICHAEL EARLEY        $1,994     $1,750    $2,175       $200        $  710       $199       $273       $209       $1,224
TRUSTEE
R. BARBARA GITENSTEIN    $1,862     $1,543    $1,912       $203        $  737       $202       $245       $263       $1,096
TRUSTEE
PATRICK W. KENNY         $1,832     $1,446    $1,785       $211        $  795       $210       $221       $292       $1,006
TRUSTEE
WALTER H. MAY            $2,226     $1,768    $2,187       $254        $  954       $253       $271       $347       $1,236
TRUSTEE
JOCK PATTON              $2,942     $2,328    $2,882       $427        $1,280       $426       $353       $454       $1,608
TRUSTEE
ROGER VINCENT            $2,647     $2,148    $2,662       $290        $1,096       $290       $325       $374       $1,489
TRUSTEE

                                                   TOTAL
                       PENSION OR              COMPENSATION
                       RETIREMENT   ESTIMATED      FROM
                        BENEFITS     ANNUAL     REGISTRANT
                         ACCRUED    BENEFITS     AND FUND
                       AS PART OF     UPON     COMPLEX PAID
       NAME OF            FUND     RETIREMENT   TO TRUSTEES
   PERSON, POSITION     EXPENSES       (1)        (2)(3)
   ----------------    ----------  ----------  ------------
JOHN V. BOYER              N/A         N/A       $200,000
TRUSTEE
J. MICHAEL EARLEY          N/A         N/A       $180,000
TRUSTEE
R. BARBARA GITENSTEIN      N/A         N/A       $162,000
TRUSTEE
PATRICK W. KENNY           N/A         N/A       $153,000
TRUSTEE
WALTER H. MAY              N/A         N/A       $187,000
TRUSTEE
JOCK PATTON                N/A         N/A       $249,000
TRUSTEE
ROGER VINCENT              N/A         N/A       $221,000
TRUSTEE



                                                   AGGREGATE COMPENSATION FROM FUND
                        --------------------------------------------------------------------------------------
                                              Global
                         FMR(SM)   Franklin    Real                    Goldman
       NAME OF          Earnings    Income    Estate     Global         Sachs                          Janus
   PERSON, POSITION      Growth       (4)       (7)    Resources   Tollkeeper(SM)   International   Contrarian
   ----------------     --------   --------   ------   ---------   --------------   -------------   ----------
JOHN V. BOYER             $375       $267      $140      $1,077         $439             $719          $324
TRUSTEE
J. MICHAEL EARLEY         $372       $199      $120      $  990         $228             $672          $236
TRUSTEE
R. BARBARA GITENSTEIN     $323       $202      $135      $  889         $284             $587          $239
TRUSTEE
PATRICK W. KENNY          $273       $210      $135      $  830         $341             $544          $250
TRUSTEE
WALTER H. MAY             $343       $253      $150      $1,017         $404             $668          $301
TRUSTEE
JOCK PATTON               $475       $426      $225      $1,342         $547             $878          $401
TRUSTEE
ROGER VINCENT             $201       $290      $160      $1,224         $442             $816          $348
TRUSTEE

                                                      TOTAL
                        PENSION OR                COMPENSATION
                        RETIREMENT    ESTIMATED       FROM
                         BENEFITS      ANNUAL      REGISTRANT
                          ACCRUED     BENEFITS      AND FUND
                        AS PART OF      UPON      COMPLEX PAID
       NAME OF             FUND      RETIREMENT    TO TRUSTEES
   PERSON, POSITION      EXPENSES        (1)         (2)(3)
   ----------------     ----------   ----------   ------------
JOHN V. BOYER               N/A          N/A        $200,000
TRUSTEE
J. MICHAEL EARLEY           N/A          N/A        $180,000
TRUSTEE
R. BARBARA GITENSTEIN       N/A          N/A        $162,000
TRUSTEE
PATRICK W. KENNY            N/A          N/A        $153,000
TRUSTEE
WALTER H. MAY               N/A          N/A        $187,000
TRUSTEE
JOCK PATTON                 N/A          N/A        $249,000
TRUSTEE
ROGER VINCENT               N/A          N/A        $221,000
TRUSTEE



                                                     AGGREGATE COMPENSATION FROM FUND
                        ------------------------------------------------------------------------------------------
                        JPMorgan                                           Legg
                        Emerging    JPMorgan      JPMorgan      Julius     Mason     Legg     Limited      Lord
       NAME OF           Markets   Small Cap       Value         Baer    Partners    Mason   Maturity     Abbett
   PERSON, POSITION      Equity      Equity    Opportunities   Foreign    All Cap    Value     Bond     Affiliated
   ----------------     --------   ---------   -------------   -------   --------   ------   --------   ----------
JOHN V. BOYER            $  956      $1,123        $1,683       $2,151    $1,642    $1,276    $1,515      $  849
TRUSTEE
J. MICHAEL EARLEY        $  830      $  885        $1,723       $2,051    $1,530    $1,257    $1,175      $  658
TRUSTEE
R. BARBARA GITENSTEIN    $  776      $  859        $1,395       $1,806    $1,334    $1,121    $1,134      $  635
TRUSTEE
PATRICK W. KENNY         $  745      $  868        $1,127       $1,654    $1,239    $1,023    $1,155      $  647
TRUSTEE
WALTER H. MAY            $  909      $1,050        $1,447       $2,035    $1,522    $1,233    $1,396      $  784
TRUSTEE
JOCK PATTON              $1,195      $1,396        $2,103       $2,681    $1,992    $1,642    $1,860      $1,040
TRUSTEE
ROGER VINCENT            $1,075      $1,227        $  434       $2,468    $1,863    $1,473    $1,643      $  922
TRUSTEE

                                                      TOTAL
                        PENSION OR                COMPENSATION
                        RETIREMENT    ESTIMATED       FROM
                         BENEFITS      ANNUAL      REGISTRANT
                          ACCRUED     BENEFITS      AND FUND
                        AS PART OF      UPON      COMPLEX PAID
       NAME OF             FUND      RETIREMENT    TO TRUSTEES
   PERSON, POSITION      EXPENSES        (1)         (2)(3)
   ----------------     ----------   ----------   ------------
JOHN V. BOYER               N/A          N/A        $200,000
TRUSTEE
J. MICHAEL EARLEY           N/A          N/A        $180,000
TRUSTEE
R. BARBARA GITENSTEIN       N/A          N/A        $162,000
TRUSTEE
PATRICK W. KENNY            N/A          N/A        $153,000
TRUSTEE
WALTER H. MAY               N/A          N/A        $187,000
TRUSTEE
JOCK PATTON                 N/A          N/A        $249,000
TRUSTEE
ROGER VINCENT               N/A          N/A        $221,000
TRUSTEE




                                                             AGGREGATE COMPENSATION FROM FUND
                       ------------------------------------------------------------------------------------------------------------
                                   Marsico                                                                      Oppenheimer   PIMCO
       NAME OF         Marsico  International  Mercury Large  Mercury Large  MFS Mid Cap  MFS Total     MFS         Main      Core
   PERSON, POSITION     Growth  Opportunities    Cap Growth     Cap Value       Growth      Return   Utilities     Street     Bond
   ----------------    -------  -------------  -------------  -------------  -----------  ---------  ---------  -----------  ------
JOHN V. BOYER           $3,216       $444           $282           $1,174       $2,730      $5,647     $  862      $2,097    $3,307
TRUSTEE
J. MICHAEL EARLEY       $3,046       $448           $194           $  348       $2,344      $5,439     $  582      $2,018    $3,174
TRUSTEE
R. BARBARA GITENSTEIN   $2,655       $385           $217           $  640       $2,147      $4,709     $  613      $1,739    $2,760
TRUSTEE
PATRICK W. KENNY        $2,448       $321           $230           $  913       $2,083      $4,298     $  638      $1,590    $2,525
TRUSTEE
WALTER H. MAY           $3,003       $405           $275           $1,062       $2,534      $5,282     $  775      $1,954    $3,103
TRUSTEE
JOCK PATTON             $3,952       $562           $360           $1,462       $3,350      $6,943     $1,092      $2,567    $4,090
TRUSTEE
ROGER VINCENT           $3,666       $230           $306           $1,098       $3,033      $6,471     $  521      $2,399    $3,788
TRUSTEE

                                                        TOTAL
                       PENSION OR                    COMPENSATION
                       RETIREMENT                        FROM
                        BENEFITS      ESTIMATED       REGISTRANT
                         ACCRUED       ANNUAL          AND FUND
                       AS PART OF     BENEFITS      COMPLEX PAID
       NAME OF            FUND          UPON              TO
   PERSON, POSITION     EXPENSES   RETIREMENT (1)  TRUSTEES (2)(3)
   ----------------    ----------  --------------  ---------------
JOHN V. BOYER              N/A           N/A           $200,000
TRUSTEE
J. MICHAEL EARLEY          N/A           N/A           $180,000
TRUSTEE
R. BARBARA GITENSTEIN      N/A           N/A           $162,000
TRUSTEE
PATRICK W. KENNY           N/A           N/A           $153,000
TRUSTEE
WALTER H. MAY              N/A           N/A           $187,000
TRUSTEE
JOCK PATTON                N/A           N/A           $249,000
TRUSTEE
ROGER VINCENT              N/A           N/A           $221,000
TRUSTEE



                                                      AGGREGATE COMPENSATION FROM FUND
                       ---------------------------------------------------------------------------------------------
                                            Pioneer  T. Rowe Price  T. Rowe Price  Templeton              Van Kampen
       NAME OF         PIMCO High  Pioneer  Mid Cap     Capital        Equity        Global    UBS U.S.     Equity
   PERSON, POSITION       Yield      Fund    Value    Appreciation     Income        Growth   Allocation    Growth
   ----------------    ----------  -------  -------  -------------  -------------  ---------  ----------  ----------
JOHN V. BOYER            $2,406      $203    $2,314      $7,922         $3,876       $1,562      $581        $706
TRUSTEE
J. MICHAEL EARLEY        $2,342      $160    $2,339      $7,749         $3,762       $1,287      $389        $310
TRUSTEE
R. BARBARA GITENSTEIN    $2,011      $163    $1,958      $6,662         $3,242       $1,207      $412        $429
TRUSTEE
PATRICK W. KENNY         $1,829      $158    $1,615      $6,034         $2,948       $1,193      $448        $549
TRUSTEE
WALTER H. MAY            $2,249      $193    $2,053      $7,427         $3,627       $1,449      $537        $646
TRUSTEE
JOCK PATTON              $2,952      $259    $2,914      $9,766         $4,773       $1,923      $721        $879
TRUSTEE
ROGER VINCENT            $2,761      $162    $  921      $9,116         $4,449       $1,720      $612        $692
TRUSTEE

                       PENSION OR
                       RETIREMENT                  TOTAL COMPENSATION
                        BENEFITS      ESTIMATED           FROM
                         ACCRUED       ANNUAL          REGISTRANT
                       AS PART OF     BENEFITS          AND FUND
       NAME OF            FUND          UPON          COMPLEX PAID
   PERSON, POSITION     EXPENSES   RETIREMENT (1)  TO TRUSTEES (2)(3)
   ----------------    ----------  --------------  ------------------
JOHN V. BOYER              N/A           N/A            $200,000
TRUSTEE
J. MICHAEL EARLEY          N/A           N/A            $180,000
TRUSTEE
R. BARBARA GITENSTEIN      N/A           N/A            $162,000
TRUSTEE
PATRICK W. KENNY           N/A           N/A            $153,000
TRUSTEE
WALTER H. MAY              N/A           N/A            $187,000
TRUSTEE
JOCK PATTON                N/A           N/A            $249,000
TRUSTEE
ROGER VINCENT              N/A           N/A            $221,000
TRUSTEE



                                             AGGREGATE COMPENSATION FROM FUND
                       ----------------------------------------------------------------------------
                       Van Kampen  Van Kampen               VP Index Plus  Wells Fargo  Wells Fargo
       NAME OF           Global      Growth     Van Kampen  International    Mid Cap     Small Cap
   PERSON, POSITION     Franchise  and Income  Real Estate      Equity     Disciplined  Disciplined
   ----------------    ----------  ----------  -----------  -------------  -----------  -----------
JOHN V. BOYER            $1,084      $3,132       $2,936         $39          $1,241        $134
TRUSTEE
J. MICHAEL EARLEY        $  763      $3,033       $2,735         $38          $1,021        $100
TRUSTEE
R. BARBARA GITENSTEIN    $  788      $2,616       $2,429         $22          $  956        $105
TRUSTEE
PATRICK W. KENNY         $  837      $2,381       $2,265         $34          $  947        $105
TRUSTEE
WALTER H. MAY            $1,007      $2,927       $2,767         $41          $1,150        $127
TRUSTEE
JOCK PATTON              $1,355      $3,849       $3,671         $53          $1,526        $213
TRUSTEE
ROGER VINCENT            $1,155      $3,593       $3,336         $47          $1,365        $145
TRUSTEE

                       PENSION OR
                       RETIREMENT                  TOTAL COMPENSATION
                        BENEFITS      ESTIMATED           FROM
                         ACCRUED       ANNUAL          REGISTRANT
                       AS PART OF     BENEFITS          AND FUND
       NAME OF            FUND          UPON          COMPLEX PAID
   PERSON, POSITION     EXPENSES   RETIREMENT (1)  TO TRUSTEES (2)(3)
   ----------------    ----------  --------------  ------------------
JOHN V. BOYER             N/A           N/A            $200,000
TRUSTEE
J. MICHAEL EARLEY         N/A           N/A            $180,000
TRUSTEE
R. BARBARA GITENSTEIN     N/A           N/A            $162,000
TRUSTEE
PATRICK W. KENNY          N/A           N/A            $153,000
TRUSTEE
WALTER H. MAY             N/A           N/A            $187,000
TRUSTEE
JOCK PATTON               N/A           N/A            $249,000
TRUSTEE
ROGER VINCENT             N/A           N/A            $221,000
TRUSTEE

2. The information pertaining to John V. Boyer, J. Michael Earley, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Jock Patton and Roger Vincent in the table entitled "Compensation Table" under the section entitled "Compensation of Trustees" on pages 78 though 84 of the ING Investors Trust-Institutional Class, Service Class and Service 2 Class Shares SAI is hereby deleted and replaced with the following:



                                                         AGGREGATE COMPENSATION FROM FUND
                       ------------------------------------------------------------------------------------------------------
                       Alliance-   Capital    Capital                   Eagle
                       Bernstein   Guardian  Guardian  Disciplined      Asset               Evergreen               FMR(SM)
       NAME OF          Mid Cap   Small/Mid    U.S.     Small Cap      Capital    Equities    Health   Evergreen  Diversified
   PERSON, POSITION     Growth       Cap     Equities     Value     Appreciation  Plus (4)   Sciences    Omega      Mid Cap
   ----------------    ---------  ---------  --------  -----------  ------------  --------  ---------  ---------  -----------
JOHN V. BOYER            $2,398     $1,901    $2,352       $171        $1,038       $267       $278       $353       $1,292
TRUSTEE
J. MICHAEL EARLEY        $1,994     $1,750    $2,175       $200        $  710       $199       $273       $209       $1,224
TRUSTEE
R. BARBARA GITENSTEIN    $1,862     $1,543    $1,912       $203        $  737       $202       $245       $263       $1,096
TRUSTEE
PATRICK W. KENNY         $1,832     $1,446    $1,785       $211        $  795       $210       $221       $292       $1,006
TRUSTEE
WALTER H. MAY            $2,226     $1,768    $2,187       $254        $  954       $253       $271       $347       $1,236
TRUSTEE
JOCK PATTON              $2,942     $2,328    $2,882       $427        $1,280       $426       $353       $454       $1,608
TRUSTEE
ROGER VINCENT            $2,647     $2,148    $2,662       $290        $1,096       $290       $325       $374       $1,489
TRUSTEE

                                                    TOTAL
                       PENSION OR              COMPENSATION
                       RETIREMENT   ESTIMATED      FROM
                        BENEFITS     ANNUAL     REGISTRANT
                         ACCRUED    BENEFITS     AND FUND
                       AS PART OF     UPON     COMPLEX PAID
       NAME OF            FUND     RETIREMENT   TO TRUSTEES
   PERSON, POSITION     EXPENSES       (1)        (2)(3)
   ----------------    ----------  ----------  ------------
JOHN V. BOYER              N/A         N/A       $200,000
TRUSTEE
J. MICHAEL EARLEY          N/A         N/A       $180,000
TRUSTEE
R. BARBARA GITENSTEIN      N/A         N/A       $162,000
TRUSTEE
PATRICK W. KENNY           N/A         N/A       $153,000
TRUSTEE
WALTER H. MAY              N/A         N/A       $187,000
TRUSTEE
JOCK PATTON                N/A         N/A       $249,000
TRUSTEE
ROGER VINCENT              N/A         N/A       $221,000
TRUSTEE



                                                   AGGREGATE COMPENSATION FROM FUND
                        --------------------------------------------------------------------------------------
                                              Global
                        FMR(SM)    Franklin    Real                    Goldman
       NAME OF          Earnings    Income    Estate     Global         Sachs                         Janus
   PERSON, POSITION      Growth      (4)        (7)    Resources   Tollkeeper(SM)   International   Contrarian
   ----------------     --------   --------   ------   ---------   --------------   -------------   ----------
JOHN V. BOYER             $375       $267      $140      $1,077         $439             $719          $324
TRUSTEE
J. MICHAEL EARLEY         $372       $199      $120      $  990         $228             $672          $236
TRUSTEE
R. BARBARA GITENSTEIN     $323       $202      $135      $  889         $284             $587          $239
TRUSTEE
PATRICK W. KENNY          $273       $210      $135      $  830         $341             $544          $250
TRUSTEE
WALTER H. MAY             $343       $253      $150      $1,017         $404             $668          $301
TRUSTEE
JOCK PATTON               $475       $426      $225      $1,342         $547             $878          $401
TRUSTEE
ROGER VINCENT             $201       $290      $160      $1,224         $442             $816          $348
TRUSTEE

                                                      TOTAL
                        PENSION OR                COMPENSATION
                        RETIREMENT    ESTIMATED       FROM
                         BENEFITS      ANNUAL      REGISTRANT
                          ACCRUED     BENEFITS      AND FUND
                        AS PART OF      UPON      COMPLEX PAID
       NAME OF             FUND      RETIREMENT    TO TRUSTEES
   PERSON, POSITION      EXPENSES        (1)         (2)(3)
   ----------------     ----------   ----------   ------------
JOHN V. BOYER               N/A          N/A        $200,000
TRUSTEE
J. MICHAEL EARLEY           N/A          N/A        $180,000
TRUSTEE
R. BARBARA GITENSTEIN       N/A          N/A        $162,000
TRUSTEE
PATRICK W. KENNY            N/A          N/A        $153,000
TRUSTEE
WALTER H. MAY               N/A          N/A        $187,000
TRUSTEE
JOCK PATTON                 N/A          N/A        $249,000
TRUSTEE
ROGER VINCENT               N/A          N/A        $221,000
TRUSTEE



                                                     AGGREGATE COMPENSATION FROM FUND
                        ---------------------------------------------------------------------------------------------------
                        JPMorgan                                           Legg
                        Emerging    JPMorgan      JPMorgan      Julius     Mason     Legg     Limited               Lord
       NAME OF           Markets   Small Cap       Value         Baer    Partners    Mason   Maturity   Liquid     Abbett
   PERSON, POSITION      Equity      Equity    Opportunities   Foreign    All Cap    Value     Bond     Asssts   Affiliated
   ----------------     --------   ---------   -------------   -------   --------   ------   --------   ------   ----------
JOHN V. BOYER            $  956      $1,123        $1,683       $2,151    $1,642    $1,276    $1,515    $3,273     $  849
TRUSTEE
J. MICHAEL EARLEY        $  830      $  885        $1,723       $2,051    $1,530    $1,257    $1,175    $3,068     $  658
TRUSTEE
R. BARBARA GITENSTEIN    $  776      $  859        $1,395       $1,806    $1,334    $1,121    $1,134    $2,686     $  635
TRUSTEE
PATRICK W. KENNY         $  745      $  868        $1,127       $1,654    $1,239    $1,023    $1,155    $2,481     $  647
TRUSTEE
WALTER H. MAY            $  909      $1,050        $1,447       $2,035    $1,522    $1,233    $1,396    $3,044     $  784
TRUSTEE
JOCK PATTON              $1,195      $1,396        $2,103       $2,681    $1,992    $1,642    $1,860    $4,027     $1,040
TRUSTEE
ROGER VINCENT            $1,075      $1,227        $  434       $2,468    $1,863    $1,473    $1,643    $3,723     $  922
TRUSTEE

                                                      TOTAL
                        PENSION OR                COMPENSATION
                        RETIREMENT    ESTIMATED       FROM
                         BENEFITS      ANNUAL      REGISTRANT
                          ACCRUED     BENEFITS      AND FUND
                        AS PART OF      UPON      COMPLEX PAID
       NAME OF             FUND      RETIREMENT    TO TRUSTEES
   PERSON, POSITION      EXPENSES        (1)         (2)(3)
   ----------------     ----------   ----------   ------------
JOHN V. BOYER               N/A         N/A         $200,000
TRUSTEE
J. MICHAEL EARLEY           N/A         N/A         $180,000
TRUSTEE
R. BARBARA GITENSTEIN       N/A         N/A         $162,000
TRUSTEE
PATRICK W. KENNY            N/A         N/A         $153,000
TRUSTEE
WALTER H. MAY               N/A         N/A         $187,000
TRUSTEE
JOCK PATTON                 N/A         N/A         $249,000
TRUSTEE
ROGER VINCENT               N/A         N/A         $221,000
TRUSTEE




                                               AGGREGATE COMPENSATION FROM FUND
                       ---------------------------------------------------------------------------------------------
                                   Marsico      Mercury    Mercury     MFS      MFS                            PIMCO
       NAME OF         Marsico  International  Large Cap  Large Cap  Mid Cap   Total     MFS     Oppenheimer   Core
   PERSON, POSITION    Growth   Opportunities   Growth      Value    Growth   Return  Utilities  Main Street   Bond
   ----------------    -------  -------------  ---------  ---------  -------  ------  ---------  -----------  ------
JOHN V. BOYER           $3,216       $444         $282      $1,174    $2,730  $5,647    $  862      $2,097    $3,307
TRUSTEE
J. MICHAEL EARLEY       $3,046       $448         $194      $  348    $2,344  $5,439    $  582      $2,018    $3,174
TRUSTEE
R. BARBARA GITENSTEIN   $2,655       $385         $217      $  640    $2,147  $4,709    $  613      $1,739    $2,760
TRUSTEE
PATRICK W. KENNY        $2,448       $321         $230      $  913    $2,083  $4,298    $  638      $1,590    $2,525
TRUSTEE
WALTER H. MAY           $3,003       $405         $275      $1,062    $2,534  $5,282    $  775      $1,954    $3,103
TRUSTEE
JOCK PATTON             $3,952       $562         $360      $1,462    $3,350  $6,943    $1,092      $2,567    $4,090
TRUSTEE
ROGER VINCENT           $3,666       $230         $306      $1,098    $3,033  $6,471    $  521      $2,399    $3,788
TRUSTEE

                                                   TOTAL
                       PENSION OR              COMPENSATION
                       RETIREMENT   ESTIMATED      FROM
                        BENEFITS     ANNUAL     REGISTRANT
                         ACCRUED    BENEFITS     AND FUND
                       AS PART OF     UPON     COMPLEX PAID
       NAME OF            FUND     RETIREMENT   TO TRUSTEES
   PERSON, POSITION     EXPENSES       (1)        (2)(3)
   ----------------    ----------  ----------  ------------
JOHN V. BOYER              N/A         N/A       $200,000
TRUSTEE
J. MICHAEL EARLEY          N/A         N/A       $180,000
TRUSTEE
R. BARBARA GITENSTEIN      N/A         N/A       $162,000
TRUSTEE
PATRICK W. KENNY           N/A         N/A       $153,000
TRUSTEE
WALTER H. MAY              N/A         N/A       $187,000
TRUSTEE
JOCK PATTON                N/A         N/A       $249,000
TRUSTEE
ROGER VINCENT              N/A         N/A       $221,000
TRUSTEE



                                                     AGGREGATE COMPENSATION FROM FUND
                       --------------------------------------------------------------------------------------------
                                                                             T. Rowe                          Van
                        PIMCO           Pioneer                  T. Rowe      Price   Templeton              Kampen
       NAME OF          High   Pioneer  Mid Cap               Price Capital   Equity    Global    UBS U.S.   Equity
   PERSON, POSITION     Yield   Fund     Value   Stock Index  Appreciation    Income    Growth   Allocation  Growth
   ----------------    ------  -------  -------  -----------  -------------  -------  ---------  ----------  ------
JOHN V. BOYER          $2,406    $203    $2,314     $1,575        $7,922      $3,876    $1,562      $581      $706
TRUSTEE
J. MICHAEL EARLEY      $2,342    $160    $2,339     $1,302        $7,749      $3,762    $1,287      $389      $310
TRUSTEE
R. BARBARA GITENSTEIN  $2,011    $163    $1,958     $1,219        $6,662      $3,242    $1,207      $412      $429
TRUSTEE
PATRICK W. KENNY       $1,829    $158    $1,615     $1,204        $6,034      $2,948    $1,193      $448      $549
TRUSTEE
WALTER H. MAY          $2,249    $193    $2,053     $1,462        $7,427      $3,627    $1,449      $537      $646
TRUSTEE
JOCK PATTON            $2,952    $259    $2,914     $1,943        $9,766      $4,773    $1,923      $721      $879
TRUSTEE
ROGER VINCENT          $2,761    $162    $  921     $1,735        $9,116      $4,449    $1,720      $612      $692
TRUSTEE

                                                   TOTAL
                       PENSION OR              COMPENSATION
                       RETIREMENT   ESTIMATED      FROM
                        BENEFITS     ANNUAL     REGISTRANT
                         ACCRUED    BENEFITS     AND FUND
                       AS PART OF     UPON     COMPLEX PAID
       NAME OF            FUND     RETIREMENT   TO TRUSTEES
   PERSON, POSITION     EXPENSES       (1)        (2)(3)
   ----------------    ----------  ----------  ------------
JOHN V. BOYER              N/A         N/A       $200,000
TRUSTEE
J. MICHAEL EARLEY          N/A         N/A       $180,000
TRUSTEE
R. BARBARA GITENSTEIN      N/A         N/A       $162,000
TRUSTEE
PATRICK W. KENNY           N/A         N/A       $153,000
TRUSTEE
WALTER H. MAY              N/A         N/A       $187,000
TRUSTEE
JOCK PATTON                N/A         N/A       $249,000
TRUSTEE
ROGER VINCENT              N/A         N/A       $221,000
TRUSTEE



                                          AGGREGATE COMPENSATION FROM FUND
                       ----------------------------------------------------------------------
                          Van         Van       Van     VP Index
                        Kampen      Kampen    Kampen      Plus       Wells Fargo  Wells Fargo
       NAME OF          Global      Growth     Real   International    Mid Cap     Small Cap
   PERSON, POSITION    Franchise  and Income  Estate     Equity      Disciplined  Disciplined
   ----------------    ---------  ----------  ------  -------------  -----------  -----------
JOHN V. BOYER            $1,084     $3,132    $2,936       $39          $1,241        $134
TRUSTEE
J. MICHAEL EARLEY        $  763     $3,033    $2,735       $38          $1,021        $100
TRUSTEE
R. BARBARA GITENSTEIN    $  788     $2,616    $2,429       $22          $  956        $105
TRUSTEE
PATRICK W. KENNY         $  837     $2,381    $2,265       $34          $  947        $105
TRUSTEE
WALTER H. MAY            $1,007     $2,927    $2,767       $41          $1,150        $127
TRUSTEE
JOCK PATTON              $1,355     $3,849    $3,671       $53          $1,526        $213
TRUSTEE
ROGER VINCENT            $1,155     $3,593    $3,336       $47          $1,365        $145
TRUSTEE

                                                   TOTAL
                       PENSION OR              COMPENSATION
                       RETIREMENT   ESTIMATED      FROM
                        BENEFITS     ANNUAL     REGISTRANT
                         ACCRUED    BENEFITS     AND FUND
                       AS PART OF     UPON     COMPLEX PAID
       NAME OF            FUND     RETIREMENT   TO TRUSTEES
   PERSON, POSITION     EXPENSES       (1)        (2)(3)
   ----------------    ----------  ----------  ------------
JOHN V. BOYER              N/A         N/A       $ 200,000
TRUSTEE
J. MICHAEL EARLEY          N/A         N/A       $ 180,000
TRUSTEE
R. BARBARA GITENSTEIN      N/A         N/A       $ 162,000
TRUSTEE
PATRICK W. KENNY           N/A         N/A       $ 153,000
TRUSTEE
WALTER H. MAY              N/A         N/A       $ 187,000
TRUSTEE
JOCK PATTON                N/A         N/A       $ 249,000
TRUSTEE
ROGER VINCENT              N/A         N/A       $ 221,000
TRUSTEE

3. The information pertaining to J. Michael Earley, Patrick W. Kenny, Jock Patton and Roger B. Vincent in the table entitled "Compensation Table" under the section entitled "Compensation of Trustees" on page 25 of the ING Investors Trust-ING American Funds Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth-Income Portfolio SAI is hereby deleted and replaced with the following:

                                                                AGGREGATE     PENSION OR
                              AGGREGATE        AGGREGATE      COMPENSATION    RETIREMENT                  TOTAL COMPENSATION
                            COMPENSATION      COMPENSATION      FROM ING       BENEFITS      ESTIMATED      FROM REGISTRANT
                              FROM ING          FROM ING     AMERICAN FUNDS   ACCRUED AS       ANNUAL      AND FUND COMPLEX
                           AMERICAN FUNDS    AMERICAN FUNDS   GROWTH-INCOME  PART OF FUND  BENEFITS UPON        PAID TO
NAME OF PERSON, POSITION  GROWTH PORTFOLIO  INT'L PORTFOLIO     PORTFOLIO      EXPENSES    RETIREMENT(1)    TRUSTEES (2, 3)
------------------------  ----------------  ---------------  --------------  ------------  -------------  ------------------
J. MICHAEL EARLEY              $3,962            $1,687          $2,944           N/A           N/A            $180,000
TRUSTEE
PATRICK W. KENNY               $3,416            $1,453          $2,532           N/A           N/A            $153,000
TRUSTEE (5)
JOCK PATTON                    $5,526            $2,354          $4,102           N/A           N/A            $249,000
TRUSTEE
ROGER B. VINCENT               $4,998            $2,129          $3,715           N/A           N/A            $221,000
TRUSTEE (5)

4. The information pertaining to J. Michael Earley, Patrick W. Kenny, Jock Patton and Roger B. Vincent in the table entitled "Compensation of Trustees" under the section entitled "Compensation of Trustees" on page 63 of the ING Investors Trust ING LifeStyle Moderate Portfolio, ING LifeStyle Moderate Growth Portfolio, ING LifeStyle Growth Portfolio and ING LifeStyle Aggressive Growth Portfolio SAI is hereby deleted and replaced with the following:

                             ING                         ING                                             TOTAL COMPENSATION
                          LIFESTYLE   ING LIFESTYLE   LIFESTYLE    ING LIFESTYLE    ESTIMATED ANNUAL  FROM REGISTRANT AND FUND
                           MODERATE  MODERATE GROWTH    GROWTH   AGGRESSIVE GROWTH    BENEFITS UPON        COMPLEX PAID TO
NAME OF PERSON, POSITION  PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO        RETIREMENT(1)       TRUSTEES (2), (3)
------------------------  ---------  ---------------  ---------  -----------------  ----------------  ------------------------
J. MICHAEL EARLEY,          $1,237        $2,797        $3,081         $1,476           $                     $180,000
TRUSTEE
PATRICK W. KENNY,           $1,068        $2,413        $2,658         $1,274           $                     $153,000
TRUSTEE (5)
JOCK PATTON,                $1,729        $3,913        $4,312         $2,065           $                     $249,000
TRUSTEE
ROGER B. VINCENT,           $1,556        $3,522        $3,878         $1,857           $                     $221,000
TRUSTEE (5)

5. The information pertaining to J. Michael Earley, Patrick W. Kenny, Jock Patton and Roger B. Vincent in the table entitled "Compensation of Trustees" on page 59 under the section entitled "Compensation" of the ING Investors Trust-ING MarketStyle Moderate Portfolio, ING MarketStyle Moderate Growth Portfolio, ING MarketStyle Growth Portfolio, and ING MarketPro Portfolio SAI is hereby deleted and replaced with the following:

                                                                                                                  TOTAL
                                                                                                              COMPENSATION
                                                                                               ESTIMATED     FROM REGISTRANT
                                               ING MARKETSTYLE                       ING         ANNUAL     AND FUND COMPLEX
                             ING MARKETSTYLE   MODERATE GROWTH   ING MARKETSTYLE  MARKETPRO  BENEFITS UPON       PAID TO
NAME OF PERSON, POSITION   MODERATE PORTFOLIO     PORTFOLIO     GROWTH PORTFOLIO  PORTFOLIO  RETIREMENT(1)   TRUSTEES(2)(3)
------------------------   ------------------  ---------------  ----------------  ---------  -------------  ----------------
J. MICHAEL EARLEY,                $0.34             $1.31             $0.54         $0.70         N/A           $180,000
TRUSTEE
PATRICK W. KENNY,                 $0.31             $1.20             $0.49         $0.64         N/A           $153,000
TRUSTEE
JOCK PATTON, CHAIRMAN AND         $0.46             $1.80             $0.73         $0.96         N/A           $249,000
TRUSTEE
ROGER B. VINCENT,                 $0.43             $1.67             $0.68         $0.89         N/A           $221,000
TRUSTEE (5)

6. The information pertaining to J. Michael Earley, Walter H. May and Jock Patton in the table entitled "Compensation Table" under the section entitled "Compensation of Directors" on pages 63 though 67 of the ING Partners, Inc.-Adviser Class, Initial Class and Service Class SAI is hereby deleted and replaced with the following:

                                                          AMERICAN
                                               AMERICAN   CENTURY                            COLUMBIA    DAVIS
                            AMERICAN CENTURY    CENTURY  SMALL-MID    BARON   BARON SMALL   SMALL CAP   VENTURE  FUNDAMENTAL
NAME OF PERSON, POSITION  LARGE COMPANY VALUE   SELECT   CAP VALUE  ASSET(5)   CAP GROWTH  VALUE II(5)   VALUE     RESEARCH
------------------------  -------------------  --------  ---------  --------  -----------  -----------  -------  -----------
J. MICHAEL EARLEY                 $176          $1,064      $201      $ 90        $587         $200       $138       $ 92
DIRECTOR
WALTER H. MAY                     $178          $1,272      $255      $160        $580         $255       $146       $104
DIRECTOR
JOCK PATTON                       $241          $1,755      $350      $155        $783         $428       $202       $143
DIRECTOR

                    GOLDMAN    GOLDMAN
                   SACHS(R)   SACHS(R)                                LORD ABBETT U.S.                  NEUBERGER    NEUBERGER
     NAME OF        CAPITAL  STRUCTURED     JPMORGAN    JPMORGAN MID     GOVERNMENT      MFS CAPITAL      BERMAN      BERMAN
 PERSON, POSITION   GROWTH     EQUITY    INTERNATIONAL    CAP VALUE     SECURITIES(5)   OPPORTUNITIES  PARTNERS(5)  REGENCY(5)
 ----------------  --------  ----------  -------------  ------------  ----------------  -------------  -----------  ----------
J. MICHAEL EARLEY    $168       $241         $1,834        $  358           $160             $467          $ 80         $50
DIRECTOR
WALTER H. MAY        $190       $232         $1,958        $  994           $195             $640          $100         $60
DIRECTOR
JOCK PATTON          $263       $317         $2,672        $1,385           $190             $886          $ 95         $60
DIRECTOR

                                                                                                   T. ROWE
                                                                         LEGG MASON  LEGG MASON     PRICE
                     OPCAP                OPPENHEIMER   PIMCO   PIONEER   PARTNERS    PARTNERS   DIVERSIFIED
     NAME OF        BALANCED  OPPENHEIMER   STRATEGIC   TOTAL    HIGH    AGGRESSIVE     LARGE      MID CAP    T. ROWE PRICE
 PERSON, POSITION    VALUE      GLOBAL       INCOME    RETURN  YIELD(5)    GROWTH    CAP GROWTH     GROWTH    GROWTH EQUITY
 ----------------  --------  -----------  -----------  ------  --------  ----------  ----------  -----------  -------------
J. MICHAEL EARLEY    $326       $5,115       $  851     $562     $ 70      $2,109       $146        $2,608        $2,374
DIRECTOR
WALTER H. MAY        $305       $4,602       $  750     $676     $110      $1,951       $242        $2,649        $2,261
DIRECTOR
JOCK PATTON          $418       $6,257       $1,027     $925     $105      $2,659       $336        $  364        $3,069
DIRECTOR

                                                                             PENSION OR                        TOTAL
                                                                             RETIREMENT      ESTIMATED      COMPENSATION
                                                                              BENEFITS        ANNUAL      FROM REGISTRANT
                   TEMPLETON   UBS U.S.   UBS U.S.              VAN KAMPEN   ACCRUED AS      BENEFITS         AND FUND
     NAME OF        FOREIGN   LARGE CAP  SMALL CAP  VAN KAMPEN  EQUITY AND  PART OF FUND       UPON       COMPLEX PAID TO
 PERSON, POSITION  EQUITY(5)    EQUITY     GROWTH    COMSTOCK     INCOME      EXPENSES    RETIREMENT (6)  DIRECTORS(7)(8)
 ----------------  ---------  ---------  ---------  ----------  ----------  ------------  --------------  ---------------
J. MICHAEL EARLEY     $305       $619       $200      $1,352      $2,370         N/A            N/A           $180,000
DIRECTOR
WALTER H. MAY         $370       $612       $255      $1,245      $2,056         N/A            N/A           $187,000
DIRECTOR
JOCK PATTON           $350       $836       $350      $1,684      $2,830         N/A            N/A           $249,000
DIRECTOR

7. The information pertaing to Jock Patton and J. Michael Earley in the table entitled "Compensation Table" under the section entitled "Compensation of Directors" on pages 33 and 34 of the ING Partners, Inc.-ING Fidelity (R) VIP Contrafund(R) Portfolio, ING Fidelity(R) VIP Growth Portfolio, ING Fidelity(R) VIP Equity-Income Portfolio and ING Fidelity(R) VIP Mid Cap Portfolio Adviser Class and Service Class SAI is hereby deleted and replaced with the following:

                        ING                                                     PENSION OR        ESTIMATED    TOTAL COMPENSATION
                    FIDELITY(R)         ING            ING          ING         RETIREMENT         ANNUAL        FROM REGISTRANT
                        VIP       FIDELITY(R) VIP  FIDELITY(R)  FIDELITY(R)  BENEFITS ACCRUED     BENEFITS          AND FUND
     NAME OF       CONTRAFUND(R)   EQUITY-INCOME    VIP GROWTH  VIP MID CAP     AS PART OF          UPON         COMPLEX PAID TO
 PERSON, POSITION    PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO     FUND EXPENSES   RETIREMENT (1)    DIRECTORS(2)(3)
 ----------------  -------------  ---------------  -----------  -----------  ----------------  --------------  ------------------
JOCK PATTON             $81             $17            $15          $51             N/A              N/A            $249,000
DIRECTOR
J. MICHAEL EARLEY       $63             $12            $11          $36             N/A              N/A            $180,000
DIRECTOR

8. The information pertaining to Jock Patton and J. Michael Earley in the table entitled "Compensation Table" under the section entitled "Compensation of Directors" on pages 69 and 70 of the ING Partners Inc.-ING Solution Income Portfolio, ING Solution 2015 Portfolio, ING Solution 2025 Portfolio, ING Solution 2035 Portfolio and ING Solution 2045 Portfolio SAI is hereby deleted and replaced with the following:

                                                                                         PENSION OR                       TOTAL
                                                                                         RETIREMENT                    COMPENSATION
                              AGGREGATE COMPENSATION FROM SOLUTION PORTFOLIOS             BENEFITS                         FROM
                   --------------------------------------------------------------------  ACCRUED AS     ESTIMATED       REGISTRANT
                   ING SOLUTION  ING SOLUTION  ING SOLUTION  ING SOLUTION  ING SOLUTION    PART OF       ANNUAL        AND COMPANY
     NAME OF          INCOME         2015          2025          2035          2045        COMPANY    BENEFITS UPON  COMPLEX PAID TO
 PERSON, POSITION    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    EXPENSES   RETIREMENT (1)  DIRECTORS(2)(3)
 ----------------  ------------  ------------  ------------  ------------  ------------  ----------  --------------  ---------------
JOCK PATTON             $0            $0            $0            $0            $0           N/A           N/A           $249,000
DIRECTOR
J. MICHAEL EARLEY       $0            $0            $0            $0            $0           N/A           N/A           $180,000
DIRECTOR

9. The information pertaining to J. Michael Earley and Jock Patton in the table entitled "Compensation Table" under the section entitled "Compensation of Trustees" on pages 75 and 76 of the ING Variable Insurance Trust-ING VP Global Equity Dividend Portfolio SAI is hereby deleted and replaced with the following:

                             AGGREGATE     PENSION OR RETIREMENT    ESTIMATED ANNUAL      TOTAL COMPENSATION FROM
                            COMPENSATION    BENEFITS ACCRUED AS         BENEFITS        REGISTRANT AND FUND COMPLEX
NAME OF PERSON, POSITION   FROM THE FUND   PART OF FUND EXPENSES   UPON RETIREMENT(1)      PAID TO TRUSTEES(2)(3)
------------------------   -------------   ---------------------   ------------------   ---------------------------
J. MICHAEL EARLEY               $196                N/A                    N/A                    $180,000
TRUSTEE
JOCK PATTON                     $272                N/A                    N/A                    $249,000
CHAIRPERSON AND TRUSTEE

10. The information pertaining to John V. Boyer, Paul S. Doherty, J. Michael Early, R. Barbara Gitenstein, Patrick W. Kenny, Walter H. May, Jock Patton, David W.C. Putnam, Blaine E. Rieke, Roger B. Vincent and Richard A. Wedemyer in the table entitled "Compensation Table" under the section entitled "Compensation of Trustees" on pages 91 and 92 of the ING Variable Products Trust SAI is hereby deleted and replaced with the following:


                                                             AGGREGATE COMPENSATION FROM THE TRUST
                           ---------------------------------------------------------------------------------------------------------
NAME OF PERSON, POSITION   Fincl Svcs   High Yield Bond   Int'l Value   Large Cap Growth   Mid Cap Opp   Real Estate   Small Cap Opp
------------------------   ----------   ---------------   -----------   ----------------   -----------   -----------   -------------
JOHN V. BOYER                 $141            $184           $1,157            $ 8             $471          $188           $733
TRUSTEE
PAUL S. DOHERTY (5)           $  0            $131           $1,422            $15             $505          $ 89           $509
J. MICHAEL EARLY              $129            $170           $1,029            $ 7             $417          $169           $650
TRUSTEE
R. BARBARA GITENSTEIN         $121            $155           $  930            $ 7             $375          $155           $587
TRUSTEE
PATRICK W. KENNY (6)          $113            $146           $  884            $ 6             $358          $146           $560
TRUSTEE
WALTER H. MAY                 $138            $177           $1,081            $ 8             $438          $178           $684
TRUSTEE

                            PENSION RETIREMENT   ESTIMATED ANNUAL     TOTAL COMPENSATION
                           BENEFITS ACCRUED AS       BENEFITS         FROM REGISTRANT AND
                            PART OF PORTFOLIO     UPON RETIREMENT   FUND/PORTFOLIO COMPLEX
NAME OF PERSON, POSITION         EXPENSES               (1)         PAID TO TRUSTEES(2)(3)
------------------------   -------------------   ----------------   ----------------------
JOHN V. BOYER                      N/A                  N/A                $200,000
TRUSTEE
PAUL S. DOHERTY (5)                N/A                  N/A                $182,000
J. MICHAEL EARLY                   N/A                  N/A                $180,000
TRUSTEE
R. BARBARA GITENSTEIN              N/A                  N/A                $162,000
TRUSTEE
PATRICK W. KENNY (6)               N/A                  N/A                $153,000
TRUSTEE
WALTER H. MAY                      N/A                  N/A                $187,000
TRUSTEE




NAME OF PERSON, POSITION                                     AGGREGATE COMPENSATION FROM THE TRUST
------------------------   ---------------------------------------------------------------------------------------------------------
JOCK PATTON                   $179            $256           $1,430            $10             $578          $236           $903
TRUSTEE
DAVID W.C. PUTNAM             $ 89            $113           $  660            $ 5             $265          $110           $413
TRUSTEE
BLAINE E. RIEKE (5)           $  0            $131           $1,422            $15             $505          $ 89           $509
ROGER B. VINCENT (6)          $163            $209           $1,300            $ 9             $528          $213           $822
TRUSTEE
RICHARD A. WEDEMEYER          $144            $184           $1,149            $ 8             $467          $188           $728
TRUSTEE

                            PENSION RETIREMENT   ESTIMATED ANNUAL     TOTAL COMPENSATION
                           BENEFITS ACCRUED AS       BENEFITS         FROM REGISTRANT AND
                            PART OF PORTFOLIO     UPON RETIREMENT   FUND/PORTFOLIO COMPLEX
NAME OF PERSON, POSITION         EXPENSES               (1)         PAID TO TRUSTEES(2)(3)
------------------------   -------------------   ----------------   ----------------------
JOCK PATTON                        N/A                  N/A                $249,000
TRUSTEE
DAVID W.C. PUTNAM                  N/A                  N/A                $117,000
TRUSTEE
BLAINE E. RIEKE (5)                N/A                  N/A                $182,000
ROGER B. VINCENT (6)               N/A                  N/A                $221,000
TRUSTEE
RICHARD A. WEDEMEYER               N/A                  N/A                $198,000
TRUSTEE

11. The information pertaining to J. Michael Early, Jock Patton and David W.C. Putnam in the table entitled "Compensation Table" under the section entitled "Compensation of Trustees" on pages 27 and 28 of the ING VP Natural Resources Trust SAI is hereby deleted and replaced with the following:

                             AGGREGATE     PENSION OR RETIREMENT    ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
                            COMPENSATION    BENEFITS ACCRUED AS         BENEFITS             REGISTRANT AND FUND
NAME OF PERSON, POSITION   FROM THE FUND   PART OF FUND EXPENSES   UPON RETIREMENT(1)   COMPLEX PAID TO TRUSTEES(2)(3)
------------------------   -------------   ---------------------   ------------------   ------------------------------
J. MICHAEL EARLEY               $209                N/A                    N/A                     $180,000
TRUSTEE
JOCK PATTON                     $292                N/A                    N/A                     $249,000
CHAIRPERSON AND TRUSTEE
DAVID W.C. PUTNAM               $135                N/A                    N/A                     $117,000
TRUSTEE

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE